Commitments and Contingencies (Details Narrative)													9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended
	Feb. 11, 2025 USD ($)	Jan. 01, 2025 USD ($)	Oct. 25, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 25, 2024 USD ($)	Jul. 01, 2024 USD ($)	Jun. 03, 2024 USD ($)	May 20, 2024 USD ($)	May 18, 2024 USD ($)	Jun. 21, 2023 USD ($)	May 18, 2023 USD ($)	Mar. 28, 2020 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Aug. 23, 2023 ft²
Working capital											$ 1,000,000
Repayments of debt																$ 91,667
Interest rate											17.97%
Component of accrued expenses															$ 325,000
Written off															3,878,000
Loss on termination of lease					$ 4,000
Previously Reported [Member]
Working capital											$ 1,000,000
Repayments of debt																$ 91,667
Interest rate											17.97%
Component of accrued expenses															325,000
Written off															3,878,000
Lease payments													$ 656,000		181,000
Loss on termination of lease					4,000
Maturity date											May 17, 2024
Blue Yonder Inc [Member]
Component of accrued expenses																	$ 509,119
Lawsuit claiming damages in the amount										$ 275,000
Milestone payments	$ 509,119	$ 509,119		$ 225,000						509,119
First milestone payment						$ 175,000
Blue Yonder Inc [Member] | Previously Reported [Member]
Component of accrued expenses															$ 509,119
Lawsuit claiming damages in the amount										275,000
Milestone payments				$ 225,000						$ 509,119
First milestone payment						$ 175,000
Blue Yonder Inc [Member] | Previously Reported [Member] | Subsequent Event [Member]
Milestone payments	$ 509,119	$ 509,119
Lease Agreement [Member]
Lease space | ft²																		10,000
Lease Agreement [Member] | Previously Reported [Member]
Lease space | ft²																		10,000
Settlement Agreement [Member]
Lease payments					250,000
periodic lease payments			$ 100,000		150,000
Settlement Agreement [Member] | Previously Reported [Member]
Lease payments					250,000
periodic lease payments			$ 100,000		$ 150,000
Asset Purchase Agreement [Member]
Original debt												$ 100,000
Original debt												300,000
Asset Purchase Agreement [Member] | Previously Reported [Member]
Original debt												100,000
Original debt												$ 300,000
Settlement Sum [Member]
Payments of litigation									$ 946,666
Settlement Sum [Member] | Previously Reported [Member]
Payments of litigation									$ 946,666
Initial Payment [Member]
Payments of litigation								$ 25,000
Initial Payment [Member] | Previously Reported [Member]
Payments of litigation								$ 25,000
Second Payment [Member]
Payments of litigation							$ 75,000
Second Payment [Member] | Previously Reported [Member]
Payments of litigation							$ 75,000
Additional Payment [Member]
Payments of litigation														$ 84,666
Additional Payment [Member] | Previously Reported [Member]
Payments of litigation														$ 84,666